Cover	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2024
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity Registrant Name	SIMPPLE LTD.
Entity Central Index Key	0001948697
Entity Address, Address Line One	71 Ayer Rajah Crescent
Entity Address, Address Line Two	#03-07
Entity Address, City or Town	001-41798
Entity Address, Country	SG
Entity Address, Postal Zip Code	139951